Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
The Company is required to present basic earnings per share and diluted earnings per share in accordance with ASC 260. Earnings per share are based on the weighted average number of shares outstanding during the period after consideration of the dilutive effect, if any, for common stock equivalents, including stock options and restricted share units. Basic earnings per common share are computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income by the weighted average number of shares of common stock outstanding and dilutive securities outstanding during the period under the treasury method.

The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2025	2024	2023
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$212,116	$148,759	$181,274
Weighted-average number of common shares outstanding - Basic and Diluted	210,663,057	210,660,590	210,632,812

Basic and Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$1.01	$0.71	$0.86